Derivative Liability (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of derivative liabilities
Opening balance		$ 4,402,306	$ 4,402,306	$ 121,000	$ 3,329,367		$ 121,000
Issuance of units							3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition							2,041,680
Warrants issued for services							124,020	49,379
Change in fair value of warrants	(343,569)	(1,599,349)	(166,388)	(7,142,775)	(276,963)	6,867,477	1,324,051	318,502
Change in fair value due to change in warrant terms			(111,179)
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants					(975,278)
Reclassification to equity upon exchange of warrants					(728,835)
Reclassification to equity upon exercise of warrants					(391,422)
Closing balance	$ 1,487,137		$ 3,329,367		$ 1,487,137		$ 4,402,306	$ 121,000